OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2025
OTHER OPERATING INCOME
Schedule of other operating income

	For the year ended December 31,
In millions	2025	2024	2023
Government subsidies	$29.2	$23.9	$4.2
(Loss)/gain on disposal of property, plant and equipment	(0.5)	0.7	0.5
Legal settlements received	1.9	2.1	0.7
Other	5.4	4.6	5.8
Total	$36.1	$31.3	$11.2